Schedule of Summary of Warrants Outstanding (Details)	12 Months Ended
	Aug. 31, 2017 USD ($) yr	Aug. 31, 2016 USD ($) yr
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 1 | $		$ 5,500,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 2 | yr		0.7
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 3		0.23
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 4 | $		$ 361,900
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 5 | yr		0.7
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 6		0.18
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 7 | $		$ 758,750
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 8 | yr		1.04
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 9		0.15
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 10 | $		$ 290,400
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 11 | yr		1.28
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 12		0.27
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 13 | $		$ 1,558,525
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 14 | yr		1.95
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 15		0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 16 | $		$ 3,316,666
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 17 | yr		2.0
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 18		0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 19 | $		$ 350,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 20 | yr		2.76
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 21		0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 22 | $		$ 12,136,241
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 23 | yr		1.31
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 24		0.18
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 1 | $	$ 625,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 2 | yr	0.04
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 3	0.15
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 4 | $	$ 290,400
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 5 | yr	0.28
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 6	0.27
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 7 | $	$ 500,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 8 | yr	0.36
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 9	0.23
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 10 | $	$ 450,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 11 | yr	0.95
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 12	0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 13 | $	$ 2,839,666
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 14 | yr	1.0
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 15	0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 16 | $	$ 2,052,140
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 17 | yr	1.59
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 18	0.60
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 19 | $	$ 287,300
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 20 | yr	1.59
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 21	0.42
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 22 | $	$ 350,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 23 | yr	1.76
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 24	0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 25 | $	$ 750,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 26 | yr	4.11
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 27	0.14
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 28 | $	$ 200,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 29 | yr	1.8
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 30	0.29
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 31 | $	$ 500,000
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 32 | yr	0.95
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 33	0.44
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 34 | $	$ 8,844,506
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 35 | yr	1.34
Common Shares And Warrants Schedule Of Summary Of Warrants Outstanding 36	0.29